Stockholders' Equity (Details) - $ / shares	Sep. 30, 2016	Dec. 31, 2015
Stockholders' Equity
Common stock, authorized capital	450,000,000	450,000,000
Common stock, par value	$ 0.01	$ 0.01
Preferred stock, authorized capital	125	125
Par Value per Share	$ 1,000.00	$ 1,000
Common stock, issued	30,960,370	30,804,029
Common stock, outstanding	30,960,370	30,804,029
Preferred stock, issued	125	125
Preferred stock, outstanding	125	125